Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Other Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Intangible Assets
Gross Carrying Amount	$ 3,125,341	$ 3,124,002	$ 3,145,120
Accumulated Amortization	(1,725,018)	(1,657,456)	(1,404,328)
Transit, street furniture and other outdoor contractual rights [Member]
Other Intangible Assets
Gross Carrying Amount	778,815	777,521	785,303
Accumulated Amortization	(482,518)	(464,548)	(403,955)
Customer/advertiser relationships [Member]
Other Intangible Assets
Gross Carrying Amount	1,212,745	1,212,745	1,210,245
Accumulated Amortization	(675,838)	(645,988)	(526,197)
Talent contracts [Member]
Other Intangible Assets
Gross Carrying Amount	319,384	319,617	344,255
Accumulated Amortization	(202,393)	(195,403)	(177,527)
Representation contracts [Member]
Other Intangible Assets
Gross Carrying Amount	253,090	252,961	243,970
Accumulated Amortization	(206,282)	(200,058)	(171,069)
Permanent easements [Member]
Other Intangible Assets
Gross Carrying Amount	173,882	173,753	173,374
Accumulated Amortization	0	0	0
Other [Member]
Other Intangible Assets
Gross Carrying Amount	387,425	387,405	387,973
Accumulated Amortization	$ (157,987)	$ (151,459)	$ (125,580)